Stock Options (Details 2)	12 Months Ended
Feb. 28, 2018 $ / shares shares
Number exercisable	9,044,740
Stock Option [Member] | 0.10 [Member]
Exercise Prices | $ / shares	$ 0.10
Number outstanding	4,885,159
Weighted average remaining life (years)	5 years 10 months 14 days
Weighted average exercise price | $ / shares	$ 0.10
Number exercisable	4,885,159
Weighted Average Exercisable Price	0.10
Stock Option [Member] | 0.15 [Member]
Exercise Prices | $ / shares	$ 0.15
Number outstanding	200,000
Weighted average remaining life (years)	7 years 9 months 7 days
Weighted average exercise price | $ / shares	$ 0.15
Number exercisable	200,000
Weighted Average Exercisable Price	0.15
Stock Option [Member] | 0.30 [Member]
Exercise Prices | $ / shares	$ 0.30
Number outstanding	700,000
Weighted average remaining life (years)	7 years 5 months 1 day
Weighted average exercise price | $ / shares	$ 0.30
Number exercisable	700,000
Weighted Average Exercisable Price	0.30
Stock Option [Member] | 0.54 [Member]
Exercise Prices | $ / shares	$ 0.54
Number outstanding	375,000
Weighted average remaining life (years)	5 years 11 months 4 days
Weighted average exercise price | $ / shares	$ 0.54
Number exercisable	375,000
Weighted Average Exercisable Price	0.54
Stock Option [Member] | 1.00 [Member]
Exercise Prices | $ / shares	$ 1.00
Number outstanding	75,000
Weighted average remaining life (years)	3 years 7 months 13 days
Weighted average exercise price | $ / shares	$ 1.00
Number exercisable	75,000
Weighted Average Exercisable Price	1.00
Stock Option [Member] | 0.10 - 1.00 [Member]
Number outstanding	6,235,159
Weighted average remaining life (years)	6 years 29 days
Weighted average exercise price | $ / shares	$ 0.16
Number exercisable	6,235,159
Weighted Average Exercisable Price	0.16
Stock Option [Member] | 0.10 - 1.00 [Member] | Minimum [Member]
Exercise Prices | $ / shares	$ 0.10
Stock Option [Member] | 0.10 - 1.00 [Member] | Maximum [Member]
Exercise Prices | $ / shares	$ 1.00